Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

Accrued Payroll

On December 31, 2024 and December 31, 2023, the Company had a payroll payable to the CEO of $8,871 and $300,000, respectively, and related payroll taxes payable of $88,386 and $7,830, respectively. During the period ended December 31, 2024 and December 31, 2023, the Company made advances on the payroll payable, and the CEO made repayments.

The following summarizes activity in respect to payroll advances to the CEO:

Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198
Advances during 2024	222,875
Repayment	(414,073)
Balance December 31, 2024	$0

In the second and third quarters of 2024, paychecks were issued to Paul Romness, CEO. The paychecks comprised the remaining balance of backpay, less all 2023 payroll advances. The payroll taxes were paid that were associated with the backpay and regular pay and are fully paid. The balance of accrued payroll for Mr. Romness on December 31, 2024 of $8,870 represents a board approved 2024 bonus that was approved and paid in January 6, 2025. All payroll advances shown as employee advances were repaid by December 31, 2024 from Mr. Romness’s pending bonus paycheck.

Related Parties — Convertible Debt

Ted Search and John Ciccio, collectively known as Mill River Partners LLC, are members of the Board and held convertible notes with face amounts of $0 and $150,000 as of December 31, 2024, and December 31, 2023, respectively. The convertible notes were converted into common stock upon consummation of the Company’s initial public offering on August 2, 2024.

Related Party Accounting Fees

The Company has a bill in accounts payable of $26,765 for the period ended December 31, 2024 and $32,102 for the period ended December 31, 2023 to Shore Accountants MD Inc., an outside accounting firm that handles payroll and bookkeeping and is 100% owned by Christopher Acevedo, the CFO.